Financial instruments and risk management - Foreign Currency Risk (Details)	Dec. 31, 2022 CAD ($)
Financial instruments and risk management
Cash	$ 12,907,255
Accounts payable and accrued liabilities	(1,523,811)
Net Exposure	11,383,444
United States of America, Dollars
Financial instruments and risk management
Cash	12,907,255
Accounts payable and accrued liabilities	(1,466,309)
Net Exposure	11,440,946
Effect of +/- 10% change in currency	1,144,095
Euro Member Countries, Euro
Financial instruments and risk management
Accounts payable and accrued liabilities	(11,747)
Net Exposure	(11,747)
Effect of +/- 10% change in currency	(1,175)
United Kingdom, Pounds
Financial instruments and risk management
Accounts payable and accrued liabilities	(45,755)
Net Exposure	(45,755)
Effect of +/- 10% change in currency	$ (4,576)